Schedule of Investments (unaudited)
March 31, 2025
BlackRock Exchange Portfolio
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 8.4%
General Dynamics Corp.	78,065	$ 21,278,958
Banks — 8.8%
JPMorgan Chase & Co.	90,739	22,258,277
Consumer Finance — 6.5%
American Express Co.	61,141	16,449,986
Consumer Staples Distribution & Retail — 2.8%
Walmart, Inc.	82,272	7,222,659
Electronic Equipment, Instruments & Components — 0.9%
Keysight Technologies, Inc.(a)	14,874	2,227,679
Energy Equipment & Services — 1.1%
Schlumberger NV	70,328	2,939,710
Financial Services — 21.2%
Berkshire Hathaway, Inc., Class B(a)	75,033	39,961,075
Visa, Inc., Class A	39,748	13,930,084
		53,891,159
Food Products — 1.3%
Kraft Heinz Co. (The)	17,761	540,467
Mondelez International, Inc., Class A	40,283	2,733,202
		3,273,669
Health Care Equipment & Supplies — 0.5%
Alcon AG	13,736	1,303,959
Household Products — 2.7%
Procter & Gamble Co. (The)	39,631	6,753,915
Machinery — 0.0%
Westinghouse Air Brake Technologies Corp.	380	68,913
Oil, Gas & Consumable Fuels — 3.0%
BP PLC, ADR	31,546	1,065,939
Exxon Mobil Corp.	54,584	6,491,675
		7,557,614
Pharmaceuticals — 13.8%
AstraZeneca PLC, ADR	128,000	9,408,000
Johnson & Johnson	55,418	9,190,521
Security	Shares	Value
Pharmaceuticals (continued)
Merck & Co., Inc.	68,117	$ 6,114,182
Novartis AG, ADR	68,681	7,656,558
Organon & Co.	6,811	101,416
Pfizer, Inc.	76,397	1,935,900
Sandoz Group AG, ADR(b)	13,736	575,813
Viatris, Inc.	14,108	122,881
		35,105,271
Software — 23.9%
Microsoft Corp.	161,947	60,793,283
Tobacco — 4.9%
Altria Group, Inc.	77,000	4,621,540
Philip Morris International, Inc.	50,136	7,958,087
		12,579,627
Total Long-Term Investments — 99.8% (Cost: $14,855,190)		253,704,679
Short-Term Securities
Money Market Funds — 0.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.50%(c)(d)(e)	54,908	54,936
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 4.22%(c)(d)	435,035	435,035
Total Short-Term Securities — 0.2% (Cost: $489,960)		489,971
Total Investments — 100.0% (Cost: $15,345,150)		254,194,650
Liabilities in Excess of Other Assets — (0.0)%		(21,719)
Net Assets — 100.0%		$ 254,172,931

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended March 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 12/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/25	Shares Held at 03/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 203,569	$ —	$ (148,634)(a)	$ 17	$ (16)	$ 54,936	54,908	$ 307 (b)	$ —
BlackRock Liquidity Funds, T-Fund, Institutional Shares	325,875	109,160 (a)	—	—	—	435,035	435,035	2,694	—
				$ 17	$ (16)	$ 489,971		$ 3,001	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited) (continued)
March 31, 2025
BlackRock Exchange Portfolio
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$ 253,704,679	$ —	$ —	$ 253,704,679
Short-Term Securities
Money Market Funds	489,971	—	—	489,971
	$ 254,194,650	$ —	$ —	$ 254,194,650

Portfolio Abbreviation
ADR	American Depositary Receipt